Segment Reporting (Details) - Schedule of Major Customers - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Major Customers [Line Items]
Total revenue for major customers	$ 4,660,183	$ 1,551,662	$ 650,752
Customer A [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	2,308,425	626,107	99,792
Customer B [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	957,076
Customer C [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	842,173	223,504	34,020
Customer D [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers	552,509	236,437
Customer E [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers		465,614	253,803
Customer F [Member]
Schedule of Major Customers [Line Items]
Total revenue for major customers			$ 263,137